SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 1) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	¥ 7,151	¥ 9,485	¥ 0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	0	0	0
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	7,151	9,485	0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	¥ 0	¥ 0	¥ 0